Income tax - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
Income Tax Examination [Line Items]
Change in valuation allowance	$ 11.7
Operating loss carryforwards, subject to expiration	0.2	$ 0.2
Domestic Tax Authority
Income Tax Examination [Line Items]
Federal and state net operating loss	40.8
State and Local Jurisdiction
Income Tax Examination [Line Items]
Federal and state net operating loss	69.4
Accrued Liabilities And Other Liabilities
Income Tax Examination [Line Items]
Net deferred tax liability	$ 1.0	$ 1.0	$ 1.0